Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0001040829
Registrant Name	Ryman Hospitality Properties, Inc.
Registration File Number	333-298164
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES